Long-Term Debt, net (Details Narrative) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	May 10, 2021	Jun. 30, 2019	Aug. 10, 2022	Jul. 27, 2020	Nov. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt Instrument Prepayment Amount							$ (0)	$ 35,507,000	$ 3,040,000
Gains (losses) on change in fair value of derivatives							2,520,000	181,000	(1,647,000)
Proceeds from borrowings, classified as financing activities							$ 18,000,000	$ 34,250,000	$ 0
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.58%	5.69%
Firment Shipping Inc. [member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Borrowing Capacity						$ 15,000,000
Description of borrowings						of financing its general working capital needs
Borrowings, interest rate basis						7% per annum
Borrowings, adjustment to interest rate basis						2.00%
Borrowings, maturity						October 31, 2021
Line Of Credit Facility Drawndown Amounts Multiples						$ 100,000
Borrowings, interest rate							7.00%		3.50%
Debt Instrument Convertible Conversion Multiplier						80.00%
Repayments of current borrowings					$ 863,000
Gains (losses) on change in fair value of derivatives					$ 220,000				$ 189,000
Firment Shipping Inc. [member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Proportion Of Ownership Interests Held By Controlling Party							40.00%
EnTrust loan facility [member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 37,000,000
Description of borrowings			for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes.
Borrowings, interest rate basis			LIBOR plus a margin
Borrowings, adjustment to interest rate basis			8.50%
Borrowings Default Interest Rate			10.50%
Debt Instrument Prepayment Amount	$ 6,000,000.0
CIT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Borrowing Capacity		$ 34,250,000
Description of borrowings		used a significant portion of the proceeds to fully repay the amounts outstanding under the loan agreement with EnTrust.
Borrowings, interest rate basis		LIBOR
Borrowings, adjustment to interest rate basis		3.75%
Borrowings Default Interest Rate		5.75%
Borrowings, maturity		May 2026
Percentage of coverage of borrowing capacity		52.50%
Proceeds from borrowings, classified as financing activities		$ 34,250,000
Borrowing costs incurred		$ 545,000
Number of loan tranches		6
Number of repayment installments		20
Borrowings Frequency Of Periodic Payment		quarterly
Periodic payment		$ 1,250,000
Borrowings Periodic Payment Terms Balloon Payment To Be Paid		$ 9,250,000
Debt Instrument Covenant Description		Each borrower must create a reserve fund in the reserve account to meet the anticipated dry docking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, such that $1,200 is set aside by each borrower for its ship’s special survey, except for Serena Maritime Limited and Salaminia Maritime Limited, each of which are required to set aside quarterly payments that aggregate to $900.
CIT Loan Facility [member] | August 2022 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 52,250,000
Description of borrowings				for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes of all the borrowers and Globus
Borrowings, interest rate basis				SOFR plus a margin
Borrowings, adjustment to interest rate basis				3.35%
Gains (losses) on change in fair value of derivatives							$ 163,000
Proceeds from borrowings, classified as financing activities				$ 18,000,000
Borrowing costs incurred				$ 259,000
CIT Loan Facility [member] | SWAP Agreement [member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement		1.25%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment occurs on or before May 10, 2023 but after May 10, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement		1.00%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment On Or Before August 2023 But After May2023 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement		2.00%
CIT Loan Facility [member] | SWAP Agreement [member] | Prepayment On Or Before August 2024 But After August 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of upfront fee in loan agreement		1.00%